DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)		3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 25, 2019 $ / shares shares	Oct. 31, 2019 subsidiary $ / shares shares	Oct. 31, 2018 shares	Oct. 31, 2019 subsidiary $ / shares shares	Oct. 31, 2018 shares	Jan. 31, 2019 subsidiary $ / shares shares	Jan. 31, 2018 $ / shares shares
DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of wholly owned subsidiaries | subsidiary		1		1		1
Conversion reverse stock split ratio	0.04
Number of fractional shares issued	0
Common stock, par value (in dollars per share) | $ / shares	$ 0.001	$ 0.001		$ 0.001		$ 0.001	$ 0.001
Net Loss Per Share
Unvested restricted common stock shares		7,733	7,733	7,733	7,733	193,333	193,333
Potentially dilutive securities excluded from computation of diluted loss per share				6,325,000	7,604,000	182,702,000	215,810,000